Document and Entity Information	12 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2012
Registrant Name	T. Rowe Price Inflation Protected Bond Fund, Inc.
Central Index Key	0001181628
Amendment Flag	false
Document Creation Date	Sep. 27, 2012
Document Effective Date	Oct. 01, 2012
Prospectus Date	Oct. 01, 2012